UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2009

Date of reporting period:  May 31, 2008

Item 1. Schedule of Investments.

	Ascentia Alternative Strategies Fund
	Schedule of Investments
	May 31, 2008 (Unaudited)

		Shares	Value
	COMMON STOCKS - 11.56%
	Air Transportation, Scheduled - 0.10%
	Ryanair Holdings PLC - ADR (a)	300	$7,905

	Automobiles - 0.32%
	Tata Mtrs Ltd - ADR	1,000	13,860
	Toyota Motor Corp. - ADR (a)	125	12,756
			26,616
	Capital Markets - 0.17%
	Credit Suisse Group - ADR	275	13,995

	Commercial Banks - 0.70%
	Banco Bilbao Vizcaya Argentaria SA - ADR	600	13,386
	Banco Latinoamericano de Exportaciones SA	900	16,317
	Banco Santander Central Hispano SA - ADR	700	14,630
	Bank Montreal Que	275	13,497
			57,830
	Construction & Engineering - 0.15%
	Khd Humboldt Wedag Intl Ltd (a)	350	12,285

	Diversified Financial Services - 0.16%
	ING Groep NV - ADR	350	13,377

	Diversified Telecommunication Services - 0.15%
	Brasil Telecom Participacoes	150	12,335

	Electric Utilities - 0.36%
	Huaneng Power International, Inc. - ADR	500	16,870
	Korea Electric Power Corp. - ADR (a)	800	12,928
			29,798
	Electrical Equipment - 1.42%
	Emerson Electric Co.	2,000	116,360

	Electronic Equipment & Instruments - 0.25%
	AU Optronics Corp. ADR - ADR	375	7,140
	Flextronics International Ltd. (a)	700	7,497
	Lg Philip Lcd Co Ltd - ADR (a)	275	6,061
			20,698
	Food & Staples Retailing - 2.96%
	Costco Wholesale Corp.	1,625	115,895
	Wal-Mart Stores, Inc.	2,200	127,028
			242,923
	Food Products - 0.37%
	Unilever NV - ADR	500	16,380
	Zhongpin, Inc. (a)	1,200	13,800
			30,180
	General Contractors-single-family Houses - 0.13%
	Desarrolladora Homex SA de CV - ADR (a)	150	10,455

	Health Care Equipment & Supplies - 0.13%
	Smith & Nephew PLC - ADR	200	10,770

	Hotels Restaurants & Leisure - 0.14%
	Carnival Plc - ADR	300	11,589

	Household Durables - 0.15%
	Sony Corp. - ADR	250	12,597

	Industrial Conglomerates - 0.17%
	Siemens AG - ADR	125	14,224

	Insurance - 0.32%
	AXA - ADR	350	12,383
	Sun Life Finl, Inc.	300	13,989
			26,372
	Metals & Mining - 0.62%
	Anglo Amern Plc - ADR	400	13,712
	BHP Billiton Ltd. - ADR	150	12,651
	Gold Fields Ltd. - ADR	1,000	12,930
	Iamgold Corp.	2,000	11,820
			51,113
	Oil & Gas - 0.31%
	ENI SpA - ADR	150	12,238
	Total SA - ADR	150	13,089
			25,327
	Petroleum Refining - 0.18%
	BP PLC ADR - ADR	200	14,502

	Pharmaceuticals - 0.29%
	GlaxoSmithKline PLC ADR - ADR	300	13,359
	Novartis AG - ADR	200	10,470
			23,829
	Real Estate Management & Development - 0.12%
	MI Developments, Inc.	400	10,124

	Road & Rail - 1.26%
	CSX Corp.	1,500	103,590

	Semiconductor & Semiconductor Equipment - 0.10%
	Silicon Motion Technology Corp. - ADR (a)	400	7,728

	Textiles, Apparel & Luxury Goods - 0.11%
	Gildan Activewear, Inc. (a)	300	8,823

	Tobacco - 0.16%
	British American Tobacco PLC ADR - ADR	175	13,190

	Wireless Telecommunication Services - 0.26%
	America Movil SA de CV - ADR	175	10,460
	Turkcell Iletisim Hizmet AS - ADR	550	10,675
			21,135

	TOTAL COMMON STOCKS (Cost $906,024)		949,670

	PREFERRED STOCKS - 0.14%
	Aerospace & Defense - 0.14%
	Empresa Brasileira de Aeronautica SA - ADR	300	11,256

	TOTAL PREFERRED STOCKS (Cost $12,404)		11,256

	INVESTMENT COMPANIES - 35.68%
	iShares NASDAQ Biotechnology Index Fund	4,000	317,280
	UltraShort S&P500 ProShares	6,650	375,924
	Consumer Discretionary Select Sector SPDR Fund	4,500	145,395
	Consumer Staples Select Sector SPDR Fund	9,000	255,600
	iShares MSCI Brazil Index Fund	3,100	307,644
	iShares MSCI Emerging Markets Index Fund	725	109,598
	iShares S&P North American Natural Resources Sector Index Fund	1,200	180,156
	Materials Select Sector SPDR Fund	4,870	216,764
	Currencyshares Japanese Yen Trust (a)	1,725	163,237
	iShares MSCI Taiwan Index Fund	8,700	141,027
	iShares Dow Jones Transportation Average Index Fund	1,500	145,875
	Market Vectors Steel ETF	1,600	173,408
	PowerShares DB US Dollar Index Bullish Fund	8,500	193,035
	UltraShort Utilities ProShares	2,100	107,079
	SPDR KBW Regional Banking ETF	3,000	98,970

	TOTAL INVESTMENT COMPANIES (Cost $2,849,471)		2,930,992

		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 45.40%
	Fidelity Money Market Pt - Sel
	4.920% (b)	3,728,502	3,728,502

	TOTAL SHORT TERM INVESTMENTS (Cost $3,728,502)		3,728,502

	Total Investments (Cost $7,496,401) - 92.78%		7,620,420
	Other Assets in Excess of Liabilities - 7.22%		593,161
	TOTAL NET ASSETS - 100.00%		$8,213,581

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

	The cost basis of investments for federal income tax purposes at May 31, 2008
	was as follows*:

	Cost of investments		$ 8,625,179
	Gross unrealized appreciation		215,479
	Gross unrealized depreciation		(112,764)
	Net unrealized depreciation		$ 102,715

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report, which will be dated February
	28, 2009.

Ascentia Alternative Strategies Fund
Schedule of Open Futures Contracts
5/31/2008 (Unaudited)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
Cocoa	1	27,310	December-08	8
Cocoa	1	27,230	July-08	(652)
Coffee 'C'	1	51,094	September-08	(902)
Corn Future	1	31,325	December-08	685
Corn Future	1	29,963	July-08	(90)
Cotton #2	1	37,185	December-08	(3,997)
Cotton #2	1	32,870	July-08	(2,497)
Frozen Concentrated Orange Juice - A	1	16,193	July-08	(1,712)
Frozen Concentrated Orange Juice - A	1	17,318	November-08	(1,562)
Frozen Concentrated Orange Juice - A	2	33,585	September-08	(3,267)
Globex Natural Gas Mini	1	29,258	July-08	1,533
Lean Hogs	1	31,240	July-08	317
Lean Hogs	1	29,820	October-08	17
Live Cattle	1	40,740	August-08	997
Live Cattle	1	43,260	October-08	1,694
Mini Copper	1	45,075	July-08	(3,651)
Mini Corn	1	5,993	July-08	(337)
Mini Crude Oil	1	63,675	July-08	4,900
Mini Gold	2	59,199	August-08	(1,470)
Mini Heating Oil	1	77,007	July-08	7,915
Mini Silver	4	67,492	July-08	(1,227)
Mini Wheat	4	30,460	July-08	(2,006)
Platinum	1	100,810	October-08	(117)
Soybean	1	68,438	August-08	185
Sugar #11	3	33,667	July-08	(7,881)
Sugar #11	3	38,405	October-08	(4,756)
Wheat	1	38,875	September-08	(3,427)
Total Futures Contracts Purchased		$ 1,107,487		$ (21,304)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/  Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date     July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/   Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    July 25, 2008